LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Lease [Abstract]
Schedule of maturity analysis of lease liabilities
	December 31
	2021	2020
	USD thousands

Less than one year (0-1)	7,119	9,047
One to five years (1-5)	7,042	10,241
More than five years (5+)	834	1,921

Total	14,995	21,209

Current maturities of lease liability	7,119	9,047

Long-term lease liability	7,876	12,162

Schedule of composition of Right-of-use assets
	Offices	Data center	Total
	USD thousands

Balance as of January 1, 2020	13,155	3,560	16,715

Business combinations	1,026	-	1,026
Depreciation on right-of-use assets	(6,958)	(4,422)	(11,380)
Additions	1,629	5,680	7,309
Provision for impairment	1,808	145	1,953
Lease modifications	(143)	-	(143)
Disposals	(4,570)	(77)	(4,647)
Exchange rate differences	(22)	11	(11)

Balance as of December 31, 2020	5,925	4,897	10,822

Depreciation on right-of-use assets	(5,223)	(2,312)	(7,535)
Additions	3,571	446	4,017
Provision for impairment	1,201	-	1,201
Lease modifications	-	7	7
Disposals	-	(189)	(189)
Exchange rate differences	(50)	-	(50)

Balance as of December 31, 2021	5,424	2,849	8,273

Schedule of amount recognized in statement of operation and statement of cash flows

4)	Amounts recognized in statement of operation:

	Year ended December 31
	2021	2020	2019
	USD thousands

Interest expenses on lease liability	(570)	(1,117)	(779)
Depreciation and amortization of right-of-use assets, net	(6,334)	(8,855)	(9,109)
Gains recognized in profit or loss	7	1,829	1,749

Total	(6,897)	(8,143)	(8,139)

5)	Amounts recognized in the statement of cash flows:

	Year ended December 31
	2021	2020	2019
	USD thousands

Cash outflow for leases	(10,579)	(14,468)	(13,386)

Schedule of movement in the net investment in the lease
	Offices
	Year ended December 31
	2021	2020
	USD thousands

Balance as of January 1,	7,835	4,288

Sublease receipts	(2,454)	(3,246)
Additions	301	7,094
Disposals	-	(301)

Balance as of December 31,	5,682	7,835

Schedule of maturity analysis of net investment in finance leases
	Year ended December 31
	2021	2020
	USD thousands

Less than one year (0-1)	1,067	2,153
One to five years (1-5)	3,789	3,816
More than five years (5+)	826	1,866

Total net investment in the lease as of December 31,	5,682	7,835

Schedule of amounts recognized in statement of operation
	Offices
	Year ended December 31
	2021	2020	2019
	USD thousands

Gain from subleases	301	274	956
Financing income on the net investment in the lease	245	361	71

Total	546	635	1,027